Pay vs Performance Disclosure - USD ($)	3 Months Ended						5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Jul. 19, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following section has been prepared in accordance with pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Under these new rules, the SEC has developed a definition of pay, referred to as Compensation Actually Paid (“CAP”). Pulmatrix is required to calculate CAP for the Pulmatrix Named Executive Officers and then compare it with certain Pulmatrix performance measures. Stockholders should refer to Pulmatrix’s compensation philosophy discussion and analysis in this proxy statement/prospectus for a complete description of how executive compensation relates to Pulmatrix’s performance measures and how the Pulmatrix Compensation Committee makes it decisions related thereto. The Pulmatrix Compensation Committee did not consider this SEC-required pay versus performance analysis and disclosure below in making its pay decisions for any of the years shown.
Pay Versus Performance Table
The following table shows the past three fiscal years’ total compensation for the Pulmatrix Named Executive Officers as set forth in the Summary Compensation Table (“SCT”), the CAP to the Pulmatrix Named Executive Officers (as determined pursuant to SEC rules), Pulmatrix’s total stockholder return (“TSR”), and Pulmatrix’s net loss. Pulmatrix is a “smaller reporting company,” as defined in Rule 12b-2 under the Exchange Act, and has elected to provide in this proxy statement/prospectus certain scaled disclosures permitted under the Exchange Act for smaller reporting companies.
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable Pulmatrix Named Executive Officer without restriction, but rather is a valuation calculated under applicable SEC rules. The methodology for calculating CAP as required by Item 402(v) of Regulation S-K takes into account, among others, changes in share price and its impact on the fair value of equity awards.

Year	SCT Total for PEO Ludlum(1)	CAP to PEO Ludlum(2)	SCT Total for PEO Raad(1)	CAP to PEO Raad(2)	Average SCT Total for Non- PEO Named Executive Officers(3)	Average CAP to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on TSR(5)	Net Loss (in thousands)(6)
2024	$780,877	$780,877	$1,723,126	$1,697,244	$432,916	$426,076	$79.75	$(9,559)
2023	$N/A	$N/A	$ 691,888	$ 545,728	$509,915	$481,934	$ 7.82	$(14,121)
2022	$N/A	$N/A	$1,007,072	$ 675,489	$501,508	$464,855	$16.30	$(18,836)

(1)
Teofilo Raad was the Principal Executive Officer (“PEO”) for each of the 2022 and 2023 fiscal years, and in 2024 through July 19, 2024. Peter Ludlum replaced Teofilo Raad as the PEO effective July 20, 2024. The amount shown for Peter Ludlum includes $730,877 in fees paid to Danforth Advisors for his services for the fiscal year ended December 31, 2024.

(2)
The amounts disclosed reflect the adjustments listed in the table below to the total amount reported in the SCT for the PEOs. Equity values are calculated in accordance with FASB ASC Topic 718. No such adjustments were necessary for Peter Ludlum.

(3)
For the 2024 fiscal year, our only Non-PEO Named Executive Officer was Margaret Wasilewski, M.D. (prior to her termination effective April 1, 2024). As Peter Ludlum was appointed PEO effective July 20, 2024, he is presented in this table as a PEO for the full 2024 fiscal year.

For the 2023 fiscal year, the Pulmatrix Non-PEO Named Executive Officers were Peter Ludlum and Margaret Wasilewski. For the 2022 fiscal year, the Pulmatrix Non-PEO Named Executive Officers were Peter Ludlum, Margaret Wasilewski and Michelle S. Siegert.
(4)
The amounts disclosed reflect the adjustments listed in the table below to the total amount reported in the SCT for the Pulmatrix Non-PEO Named Executive Officers. Equity values are calculated in accordance with FASB ASC Topic 718.

(5)	Pulmatrix’s cumulative TSR assumes $100 was invested in Pulmatrix for the period starting December 31, 2021 through the end of each listed year. Pulmatrix did not pay dividends during the period.
(6)
The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year, except that the net loss reported for the fiscal year ended December 31, 2024, is unaudited as the audit has not yet been completed.

The table below summarizes the adjustments to the total amount reported in the SCT for the PEOs and Pulmatrix Non-PEO Named Executive Officers (“Non-PEO NEOs”) in calculating CAP for the current fiscal year:
Compensation Actually Paid

	PEO Ludlum	PEO Raad	Average for Non- PEO NEOs
Summary Compensation Table – Total Compensation	$780,877	$1,723,126	$432,916
- Grant Date Fair Value of Equity Awards	—	—	—
+ Fair Value at Year-End of Outstanding Unvested Awards Granted During the Year	—	—	—
+ Change in Fair Value of Outstanding Unvested Awards from Prior Year to Current Year	—	—	—
+ Change in Fair Value of Current Year Awards Vesting During the Year	—	—	—
+ Change in Fair Value of Prior Year Awards Vesting During the Year	—	(6,594)	(6,840)
- Fair Value of Prior Year Awards that failed to meet vesting conditions during the Year	—	(19,288)	—
= Compensation Actually Paid	$780,877	$1,697,244	$426,076

Named Executive Officers, Footnote
(3)
For the 2024 fiscal year, our only Non-PEO Named Executive Officer was Margaret Wasilewski, M.D. (prior to her termination effective April 1, 2024). As Peter Ludlum was appointed PEO effective July 20, 2024, he is presented in this table as a PEO for the full 2024 fiscal year.

For the 2023 fiscal year, the Pulmatrix Non-PEO Named Executive Officers were Peter Ludlum and Margaret Wasilewski. For the 2022 fiscal year, the Pulmatrix Non-PEO Named Executive Officers were Peter Ludlum, Margaret Wasilewski and Michelle S. Siegert.

Adjustment To PEO Compensation, Footnote

The table below summarizes the adjustments to the total amount reported in the SCT for the PEOs and Pulmatrix Non-PEO Named Executive Officers (“Non-PEO NEOs”) in calculating CAP for the current fiscal year:
Compensation Actually Paid

	PEO Ludlum	PEO Raad	Average for Non- PEO NEOs
Summary Compensation Table – Total Compensation	$780,877	$1,723,126	$432,916
- Grant Date Fair Value of Equity Awards	—	—	—
+ Fair Value at Year-End of Outstanding Unvested Awards Granted During the Year	—	—	—
+ Change in Fair Value of Outstanding Unvested Awards from Prior Year to Current Year	—	—	—
+ Change in Fair Value of Current Year Awards Vesting During the Year	—	—	—
+ Change in Fair Value of Prior Year Awards Vesting During the Year	—	(6,594)	(6,840)
- Fair Value of Prior Year Awards that failed to meet vesting conditions during the Year	—	(19,288)	—
= Compensation Actually Paid	$780,877	$1,697,244	$426,076

Non-PEO NEO Average Total Compensation Amount											$ 432,916	$ 509,915	$ 501,508
Non-PEO NEO Average Compensation Actually Paid Amount											426,076	481,934	464,855
Adjustment to Non-PEO NEO Compensation Footnote

The table below summarizes the adjustments to the total amount reported in the SCT for the PEOs and Pulmatrix Non-PEO Named Executive Officers (“Non-PEO NEOs”) in calculating CAP for the current fiscal year:
Compensation Actually Paid

	PEO Ludlum	PEO Raad	Average for Non- PEO NEOs
Summary Compensation Table – Total Compensation	$780,877	$1,723,126	$432,916
- Grant Date Fair Value of Equity Awards	—	—	—
+ Fair Value at Year-End of Outstanding Unvested Awards Granted During the Year	—	—	—
+ Change in Fair Value of Outstanding Unvested Awards from Prior Year to Current Year	—	—	—
+ Change in Fair Value of Current Year Awards Vesting During the Year	—	—	—
+ Change in Fair Value of Prior Year Awards Vesting During the Year	—	(6,594)	(6,840)
- Fair Value of Prior Year Awards that failed to meet vesting conditions during the Year	—	(19,288)	—
= Compensation Actually Paid	$780,877	$1,697,244	$426,076

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO Named Executive Officers, and the Company’s cumulative TSR over the three most recently completed fiscal years.

From 2022 to 2024, the value of an initial fixed $100 investment in our common stock based on cumulative TSR increased. Between these years, the CAP to our PEOs increased and the CAP to our Non-PEO Named Executive Officers decreased. Although equity awards are a significant component of our executive compensation program, we do not directly use TSR in our executive compensation program. Cumulative TSR increased in 2024 as a result of an increase in our stock price following the announcement of the Merger Agreement with Cullgen.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO Named Executive Officers, and our net income (loss) during the three most recently completed fiscal years.

From 2022 to 2023, our net income increased and the CAP to our PEO decreased, while the CAP to our Non-PEO Named Executive Officers increased.
From 2023 to 2024, our net income increased and the CAP to our PEOs increased, while the CAP to our Non-PEO Named Executive Officers decreased. The increase in net income is primarily related to the Company’s cost saving efforts implemented during the year as it searched for strategic alternatives. CAP to our PEOs increased in 2024 related to severance payments made to Mr. Raad following his separation from the Company effective July 19, 2024, and the appointment of Mr. Ludlum effective July 20, 2024 as PEO, thereby classifying him as a PEO during the entirety of 2024.

Total Shareholder Return Amount											79.75	7.82	16.3
Net Income (Loss)	$ (2,587,000)	$ (5,811,000)	$ 825,000	$ (3,774,000)	$ (3,816,000)	$ (4,448,000)			$ (7,573,000)	$ (12,038,000)	(9,559,000)	$ (14,121,000)	$ (18,836,000)
PEO Name							Peter Ludlum	Teofilo Raad				Teofilo Raad	Teofilo Raad
Fees Paid											730,877
Ludlum [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											780,877
PEO Actually Paid Compensation Amount											780,877
Raad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount											1,723,126	$ 691,888	$ 1,007,072
PEO Actually Paid Compensation Amount											1,697,244	$ 545,728	$ 675,489
PEO | Ludlum [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Ludlum [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Ludlum [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Ludlum [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Ludlum [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Ludlum [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Raad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Raad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Raad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Raad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
PEO | Raad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(6,594)
PEO | Raad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(19,288)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											(6,840)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount											$ 0